PLEASE  FILE  THIS  STATEMENT  OF  ADDITIONAL   INFORMATION  ("SAI")
SUPPLEMENT WITH YOUR RECORDS.


STRONG DISCOVERY FUND                         STRONG ASIA PACIFIC FUND
STRONG DOW 30 VALUE FUND                      STRONG FOREIGN MAJORMARKETSSM FUND
STRONG ENTERPRISE FUND                        STRONG INTERNATIONAL STOCK FUND
STRONG GROWTH FUND                            STRONG OVERSEAS FUND
STRONG GROWTH 20 FUND
STRONG INTERNET FUND                          STRONG CONSERVATIVE PORTFOLIO
STRONG LARGE CAP CORE FUND                    STRONG MODERATE PORTFOLIO
STRONG LARGE CAP GROWTH FUND                  STRONG AGGRESSIVE PORTFOLIO
STRONG MID CAP DISCIPLINED FUND
STRONG OPPORTUNITY FUND                       STRONG MID CAP GROWTH FUND II
STRONG TECHNOLOGY 100 FUND
STRONG U.S. EMERGING GROWTH FUND              STRONG MULTI CAP VALUE FUND II
STRONG VALUE FUND
                                              STRONG OPPORTUNITY FUND II
SUPPLEMENT TO SAIS DATED MAY 1, 2001, AS SUPPLEMENTED ON JULY 31, 2001.

STRONG ADVISOR COMMON STOCK FUND              STRONG BALANCED FUND
STRONG ADVISOR ENDEAVOR 20 FUND               STRONG BALANCED STOCK FUND
STRONG ADVISOR FOCUS FUND                     STRONG BLUE CHIP FUND
STRONG ADVISOR MID CAP GROWTH FUND            STRONG DIVIDEND INCOME FUND
STRONG ADVISOR SMALL CAP VALUE FUND           STRONG ENERGY FUND
STRONG ADVISOR  TECHNOLOGY  FUND              STRONG GROWTH AND INCOME FUND
STRONG ADVISOR U.S.  VALUE FUND
SUPPLEMENT TO SAIS DATED MARCH 1, 2001, AS SUPPLEMENTED ON DECEMBER 31, 2001.

STRONG ADVISOR ENDEAVOR LARGE CAP FUND
STRONG ADVISOR INTERNATIONAL CORE FUND
SUPPLEMENT TO SAI DATED SEPTEMBER 27, 2001.

STRONG ENDEAVOR FUND
SUPPLEMENT TO SAI DATED APRIL 6, 2001, AS SUPPLEMENTED ON JULY 31, 2001.

STRONG DISCOVERY FUND II                   STRONG  INTERNATIONAL  STOCK FUND II
SUPPLEMENT TO SAIS DATED MAY 1, 2001, AS SUPPLEMENTED ON MAY 1, 2001.

STRONG INDEX 500 FUND
SUPPLEMENT TO SAI DATED MAY 1, 2001, AS SUPPLEMENTED ON JUNE 20, 2001 AND FEBRUARY 20, 2002.

STRONG MULTI CAP VALUE FUND
SUPPLEMENT TO SAI DATED JUNE 1, 2001, AS SUPPLEMENTED ON AUGUST 16, 2001.

Effective February 11, 2002, Mr. Marvin E. Nevins retired from the Board of Directors of the Funds.

Effective March 1, 2002, Mr. Gordon B. Greer joined the Board of Directors of the Funds. The following biography is added under the Directors and Officers section in each SAI.

GORDON B. GREER (DOB 2/17/32), Director of the Strong Funds since March 2002.

Mr. Greer was Of Counsel for Bingham Dana LLP ("Bingham Dana"), a law firm, from 1997 to February 2002. From 1967 to 1997, Mr. Greer served as a Partner of Bingham Dana. On behalf of Bingham Dana, Mr. Greer provided representation to the Independent Directors of the Strong Funds from 1991 to February 2002. Bingham Dana has provided representation to the Independent Directors of the Strong Funds since 1991.

Effective February 28, 2002, the Strong Value Fund section under Investment Policies and Techniques in the SAI is deleted and replaced with the following:

STRONG VALUE FUND

o The Fund will invest at least 65% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities.
o    The  Fund  may,  however,  invest  up to 35%  of its  net  assets  in  debt obligations, including intermediate- to long-term corporate or U.S. government debt securities.
o The Fund may invest up to 5% of its net assets in non-investment-grade debt obligations.
o The Fund does not intend to invest directly in foreign securities; however, it may invest up to 10% of its net assets in foreign securities in domestic markets through depositary receipts.
o When the Subadvisor determines that market, economic, or political conditions warrant a temporary defensive position, the Fund may invest without limitation in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments).

The following disclosure is revised under the Investment Policies and Techniques section in each SAI, except for the Strong Index 500 SAI.

LENDING OF PORTFOLIO SECURITIES

The Fund is authorized to lend up to 33 1/3% of the total asset value of the Fund (including any cash collateral) to broker-dealers and other institutional borrowers that meet credit requirements and other criteria established by the Fund's Board. The Fund will lend its portfolio securities when these criteria have been met including the requirement that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent will pay to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund will retain the authority to terminate a securities loan. The Fund will pay reasonable administrative and custodial fees in connection with each securities loan, and will pay a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund will receive from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan. The Fund will retain certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund's best interest. The cash collateral received from each borrower will be invested by the securities lending agent according to written investment guidelines approved by the Fund's Board in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent, the Fund's custodian, the Fund itself or the Advisor, in each case, subject to compliance with all applicable laws, regulations and orders. Lending portfolio securities involves certain risks including borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). For an example of borrower default risk, if a borrower defaults on its obligation to return the loaned securities as required or comply with the other terms of the securities loan documents, the Fund could incur costs and/or delays in recovering the loaned securities, liquidating the pledged collateral, and/or obtaining substitute loaned securities with proceeds of the collateral. The Fund also has borrower default risk in the event the original pledged collateral declines in market value and the borrower fails to deliver additional qualified collateral to the securities lending agent. For an example of cash collateral investment risk, investment of the cash collateral by the securities lending agent pursuant to the Fund's investment guidelines may subject the Fund to risks that such investments are liquidated for less than the amount of the cash collateral needed to be returned to the borrower plus the rebate payable by the Fund to the borrower. In certain circumstances, the securities lending agent indemnifies the Fund for all or part of the Fund's losses arising from these risks.

STRONG INDEX 500 FUND
Because of concerns regarding independence, KPMG, LLP has resigned as the independent auditors for the Master Investment Portfolio, in which the Index 500 Fund invests substantially all of its assets. PricewaterhouseCoopers LLP has been appointed as the auditor of the books of the Index 500 Fund for its fiscal year ending December 31, 2001.

STRONG MID CAP DISCIPLINED FUND
Effective May 1, 2001, the first bullet point of the Strong Mid Cap Disciplined Fund's investment policy found on page 9 is deleted and replaced with the following:

o The Fund will invest at least 70% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. At least 65% of the Fund's total assets will normally be invested in equity securities of medium market capitalization companies, which for the purposes of this Fund, are those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of the Fund's investment. In general, medium-capitalization companies often involve greater risks than investments in established companies.

STRONG INTERNET FUND
Effective August 31, 2001, the Strong Internet Fund merged with the Strong Technology 100 Fund. Therefore, any information describing the Strong Internet Fund is deleted.


         THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               IS MARCH 1, 2002.

                                                             EQYSAIS/WH4140 3/02